Accounting Policies - Schedule of Amortization Periods of the Right-of-Use Assets (Details)	12 Months Ended
Dec. 31, 2025
Land and Buildings [Member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	3 years
Land and Buildings [Member] | Bottom of Range [Member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	2 years
Land and Buildings [Member] | Top of Range [Member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	12 years
Motor vehicles [Member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	3 years
Motor vehicles [Member] | Bottom of Range [Member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	2 years
Motor vehicles [Member] | Top of Range [Member]
Schedule of Amortization Periods of the Right-of-Use Assets [Line Items]
Amortization periods of the right-of-use assets	3 years